Securities (Summary of Securities Maturity Schedule) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	$ 512,297	$ 513,541
Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	137,786	126,418
Trading securities [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	46,575	51,493
Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	10,242	9,145
Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,398	7,445
Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18,861	24,394
Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9,722	8,811
Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,040	1,484
Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	312	214
Trading securities [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	22,482	20,685
Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,623	6,072
Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15,859	14,613
Trading securities [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	68,728	54,237
Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	68,670	54,204
Trading securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	58	33
Trading securities [member] | Retained interests [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1	3
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,812	3,845
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	271	288
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	271	288
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,376	2,683
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	414	1,885
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	912	750
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	50	48
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,165	874
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,105	816
Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	60	58
Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,417	5,818
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,056	2,720
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	294	484
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,443	1,817
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9	8
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	310	411
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,361	3,098
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,395	2,577
Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	966	521
Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	93,667	69,444
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	78,422	52,927
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18,139	18,210
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	21,270	19,940
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	35,197	11,002
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,679	1,498
Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,137	2,277
Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	10,830	13,004
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,384	4,114
Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9,446	8,890
Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,415	3,513
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,914	3,170
Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	501	343
Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	271,615	308,016
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	205,098	230,304
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	22,991	25,344
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18,614	17,474
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	124,099	146,217
Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	39,394	41,269
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	66,517	77,712
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	29,708	39,888
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15,362	16,791
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,722	4,552
Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	16,725	$ 16,481
Within 1 year [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	75,321
Within 1 year [member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	22,751
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18,304
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,765
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	872
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,308
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	7,790
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	459
Within 1 year [member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	110
Within 1 year [member] | Trading securities [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,447
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	900
Within 1 year [member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,547
Within 1 year [member] | Trading securities [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Trading securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Trading securities [member] | Retained interests [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	22
Within 1 year [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	22
Within 1 year [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2
Within 1 year [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	20
Within 1 year [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,009
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	950
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	251
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	511
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	188
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,059
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	988
Within 1 year [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	71
Within 1 year [member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	29,490
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	28,099
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,587
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,807
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	19,837
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	863
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,391
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,391
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	21,049
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18,144
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,858
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,587
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,565
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	11,134
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,905
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	49
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	309
Within 1 year [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,547
One To Three Year [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	97,784
One To Three Year [Member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15,987
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,856
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,228
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,023
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,215
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	861
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	480
One To Three Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	49
One To Three Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	10,131
One To Three Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,722
One To Three Year [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	7,409
One To Three Year [Member] | Trading securities [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Trading securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	95
One To Three Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	95
One To Three Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	13
One To Three Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	82
One To Three Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,266
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	567
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	30
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	424
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	104
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,699
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	882
One To Three Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	817
One To Three Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	11,439
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,839
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,070
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,376
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,333
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	521
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,539
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,600
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,600
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	67,997
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	52,346
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	12,431
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,496
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	19,028
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18,391
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15,651
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,653
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,899
One To Three Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,099
Three To Five Year [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	79,770
Three To Five Year [Member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,476
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,650
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,876
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	669
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,580
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	354
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	97
Three To Five Year [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	74
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,825
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,037
Three To Five Year [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,788
Three To Five Year [Member] | Trading securities [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Trading securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Trading securities [member] | Retained interests [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1
Three To Five Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	534
Three To Five Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	534
Three To Five Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	373
Three To Five Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	161
Three To Five Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	743
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	275
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	10
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	247
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	468
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	395
Three To Five Year [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	73
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	14,056
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	12,339
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,447
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,346
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,780
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	173
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	593
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,717
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	38
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,679
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	55,961
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	45,704
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,222
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,192
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	28,157
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	7,133
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	10,257
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,821
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	392
Three To Five Year [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,044
Five To Ten Years [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	91,376
Five To Ten Years [Member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,684
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,062
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,238
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,558
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,686
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	497
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4
Five To Ten Years [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	79
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,622
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,194
Five To Ten Years [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,428
Five To Ten Years [Member] | Trading securities [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Trading securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Trading securities [member] | Retained interests [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	42
Five To Ten Years [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	42
Five To Ten Years [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	11
Five To Ten Years [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	31
Five To Ten Years [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,265
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,202
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,202
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	63
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	58
Five To Ten Years [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	28,752
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	26,561
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,651
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9,609
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,179
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	122
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,191
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	94
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,097
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	52,633
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	42,533
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,095
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	9,339
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	28,363
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,736
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	10,100
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6,734
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	209
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,122
Five To Ten Years [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,035
Later than ten years [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	93,051
Later than ten years [member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	13,159
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	11,703
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,135
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,276
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	8,072
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	220
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Trading securities [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,456
Later than ten years [member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	770
Later than ten years [member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	686
Later than ten years [member] | Trading securities [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Trading securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Trading securities [member] | Retained interests [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	286
Later than ten years [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	271
Later than ten years [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	271
Later than ten years [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15
Later than ten years [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15
Later than ten years [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	116
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	50
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	47
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	66
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	66
Later than ten years [member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	5,515
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,584
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	384
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	132
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,068
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	2,931
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,252
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,679
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	73,975
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	46,371
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,385
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	44,986
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	27,604
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	12,451
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	15,153
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
Later than ten years [member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	74,995
With No Specific Maturity [Member] | Trading securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	68,729
With No Specific Maturity [Member] | Trading securities [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Trading securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Trading securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Trading securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Trading securities [member] | Government and government-related securities [member] | Residential Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Trading securities [member] | Government and government-related securities [member] | Commercial Mortgage Backed Securities 1 [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Trading securities [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1
With No Specific Maturity [Member] | Trading securities [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Trading securities [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1
With No Specific Maturity [Member] | Trading securities [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	68,728
With No Specific Maturity [Member] | Trading securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	68,670
With No Specific Maturity [Member] | Trading securities [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	58
With No Specific Maturity [Member] | Trading securities [member] | Retained interests [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,833
With No Specific Maturity [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	668
With No Specific Maturity [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	618
With No Specific Maturity [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	50
With No Specific Maturity [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,165
With No Specific Maturity [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	1,105
With No Specific Maturity [Member] | Non Trading Financial Assets At Fair Value Through Profit Or Loss [Member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	60
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	18
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	12
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	12
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	6
With No Specific Maturity [Member] | Financial assets designated at fair value through profit or loss (FVO securities) [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,415
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	4,415
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	3,914
With No Specific Maturity [Member] | Securities at fair value through other comprehensive income [member] | Equity securities [member] | Preference shares [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	501
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian federal government [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Asset backed securities one [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Non-agency collateralized mortgage obligation portfolio [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	0
With No Specific Maturity [Member] | Debt securities carried at amortized cost net of allowance for credit losses [member] | Other debt securities [member] | Other Issuers [Member]
Disclosure Of Securities According To Their Remaining Contractual Maturities [Line Items]
Total securities	$ 0